Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2025	2024
Cost	$6,935,829	$7,344,532
Accumulated depreciation	(4,776,617)	(4,988,359)
	$2,159,212	$2,356,173
Rig equipment	1,931,558	2,118,055
Rental equipment	16,066	16,066
Other equipment	6,969	5,999
Vehicles	4,211	1,787
Buildings	29,195	43,870
Assets under construction	142,257	133,543
Land	28,956	36,853
	$2,159,212	$2,356,173

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2023	$6,324,210	$96,481	$170,429	$32,696	$124,833	$126,872	$43,244	$6,918,765
Additions	59,650	—	14,516	95	985	141,401	—	216,647
Transferred to assets held for sale	—	—	—	—	—	—	(5,501)	(5,501)
Disposals	(153,166)	—	(17,327)	(3,646)	(3,089)	—	(2,100)	(179,328)
Reclassifications	137,658	—	—	—	—	(137,658)	—	—
Foreign exchange	380,811	279	3,091	1,718	3,912	2,928	1,210	393,949
Balance, December 31, 2024	6,749,163	96,760	170,709	30,863	126,641	133,543	36,853	7,344,532
Additions	57,110	—	9,645	149	139	196,431	—	263,474
Disposals	(122,183)	(17)	(31,683)	(2,959)	(8,133)	—	(7,228)	(172,203)
Reclassifications	174,547	—	—	—	—	(174,547)	—	—
Reclassification from right-of-use assets	—	—	—	3,653	—	—	—	3,653
Asset decommissioning	(299,289)	—	—	—	—	—	—	(299,289)
Foreign exchange	(185,477)	(160)	(2,345)	(630)	(1,887)	(13,170)	(669)	(204,338)
Balance, December 31, 2025	$6,373,871	$96,583	$146,326	$31,076	$116,760	$142,257	$28,956	$6,935,829

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2023	$4,229,700	$80,415	$161,193	$30,363	$79,006	$—	$—	$4,580,677
Depreciation expense	276,815	—	14,267	720	4,317	—	—	296,119
Disposals	(141,694)	—	(17,091)	(3,504)	(2,667)	—	—	(164,956)
Foreign exchange	266,287	279	6,341	1,497	2,115	—	—	276,519
Balance, December 31, 2024	4,631,108	80,694	164,710	29,076	82,771	—	—	4,988,359
Depreciation expense	288,178	—	8,307	588	7,476	—	—	304,549
Disposals	(110,671)	(17)	(31,527)	(2,858)	(1,449)	—	—	(146,522)
Reclassification from right-of-use assets	—	—	—	869	—	—	—	869
Asset decommissioning	(232,209)	—	—	—	—	—	—	(232,209)
Foreign exchange	(134,093)	(160)	(2,133)	(810)	(1,233)	—	—	(138,429)
Balance, December 31, 2025	$4,442,313	$80,517	$139,357	$26,865	$87,565	$—	$—	$4,776,617